Share-Based Compensation - Schedule of Performance Share Unit (Details) - Performance Share Units - $ / shares			12 Months Ended
	Oct. 11, 2024	Jun. 03, 2024	Jun. 30, 2025
Number of Units
Nonvested, beginning balance (in shares)			1,702,741
Granted (in shares)	118,853	694,007	644,174
Vested (in shares)			(131,239)
Forfeited (in shares)			(77,542)
Nonvested, ending balance (in shares)			2,138,134
Weighted Average Grant Date Fair Value
Nonvested, beginning balance (in usd per share)			$ 73.86
Granted (in usd per share)			136.38
Vested (in usd per share)			81.32
Forfeited (in usd per share)			77.91
Nonvested, ending balance (in usd per share)			$ 92.11